Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 40,546	$ 32,192	$ 33,878
Adjustments to reconcile net income to net cash from operating activities
Time deposits amortization	8	2
Security amortization, net	1,376	1,119	1,185
Depreciation	1,976	2,253	2,240
Amortization of core deposit intangible	890	913	945
Amortization of net deferred loan fees	(10,738)	(5,066)	(626)
Net gain on sale of securities	(1,786)	(94)	(32)
Net (gain) loss on equity securities	(186)	57	(121)
Provision for loan losses	830	10,112	1,035
Loans originated for sale	(255,265)	(308,742)	(126,690)
Proceeds from sale of loans	268,336	312,589	128,503
Net gain on sale of loans	(8,042)	(8,563)	(2,707)
Increase in cash surrender value of bank owned life insurance	(1,200)	(977)	(1,007)
Share-based compensation	702	617	531
Deferred taxes	1,319	(2,277)	663
Change in Accrued interest payable	111	(73)	47
Accrued interest receivable	2,036	(2,328)	(370)
Other, net	(152)	920	1,327
Net cash from operating activities	40,761	32,654	38,801
Cash flows used for investing activities:
Maturities	980	735
Purchases	(245)	(1,250)	(980)
Maturities, prepayments and calls of securities, available for sale	61,927	58,246	54,055
Sales of securities, available for sale	1,810	1,455	17,570
Purchases of securities, available for sale	(268,309)	(54,850)	(71,646)
Purchases of other securities		(257)
Redemption of other securities	3,526		741
Redemption of equity securities		247
Purchases of bank owned life insurance			(955)
Proceeds from bank owned life insurance	535
Net change in loans	71,072	(343,348)	(146,350)
Proceeds from sale of OREO properties	122
Premises and equipment purchases	(1,927)	(1,972)	(3,201)
Disposal of premises and equipment	13	12	2
Net cash used for investing activities	(130,496)	(340,982)	(150,764)
Cash flows from financing activities:
Increase in deposits	227,303	510,634	98,871
Net change in short-term FHLB advances		(101,500)	(87,100)
Repayment of long-term FHLB advances	(50,000)		(5,000)
Proceeds from long-term FHLB advances			125,000
Repayment of other borrowings		(183,695)
Proceeds from other borrowings		183,695
Proceeds from subordinated debentures	73,386
Increase (decrease) in securities sold under repurchase agreements	(3,419)	10,240	(3,525)
Cash payment for redemption of series B preferred stock			(402)
Repurchase of common stock	(22,309)	(13,454)	(3,909)
Cash paid on fractional shares on preferred stock conversion			(2)
Cash dividends paid	(8,036)	(7,118)	(7,194)
Net cash from financing activities	216,925	398,802	116,739
Increase in cash and due from financial institutions	127,190	90,474	4,776
Cash and cash equivalents at beginning of year	137,049	46,575	41,799
Cash and cash equivalents at end of year	264,239	137,049	46,575
Supplemental disclosures of cash flow information:
Interest paid	6,206	10,211	12,907
Income taxes paid	6,180	7,095	5,700
Transfer of loans from portfolio to other real estate owned	72	$ 31
Transfer of premises to held-for-sale			76
Securities purchased not settled	$ 3,524		1,200
Conversion of preferred stock to common stock			$ 8,960